OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses	$ 15,746	$ 11,937
Accrued payroll and related taxes	9,591	8,359
Government institutions	6,593	7,958
Accrued dividend	6,087	4,179
Operating lease liabilities, current	3,298	3,019
Others	2,835	1,955
Total	$ 44,150	$ 37,407